                       LIBERTY SMALL COMPANY GROWTH FUND,
                                     CLASS A

                       Stein Roe Small Company Growth Fund









                                Semiannual Report
                                 March 31, 2001

CONTENTS
--------------------------------------------------------------------------------

PRESIDENT'S MESSAGE.........................................      1
 Stephen E. Gibson's thoughts on the market and investing

PORTFOLIO MANAGER'S REPORT..................................      2

 An interview with the fund's portfolio manager - William M.
    Garrison

HIGHLIGHTS..................................................      3

PORTFOLIO SUMMARY...........................................      4

PORTFOLIO OF INVESTMENTS....................................      5
 A complete list of investments with market values

FINANCIAL STATEMENTS........................................     11

 Statements of assets and liabilities, operations and changes in net assets

NOTES TO FINANCIAL STATEMENTS...............................     14

FINANCIAL HIGHLIGHTS........................................     17

 Selected per-share data and ratios to average net assets

                Must be Preceded or Accompanied by a Prospectus.

PRESIDENT'S LETTER
--------------------------------------------------------------------------------

Dear Shareholder:

By any measure, the US stock market presented investors with a challenge during the past six months. With economic conditions deteriorating rapidly, small-cap stocks that led the market last summer performed poorly, and even those small-cap stocks preferred by investors provided little opportunity to achieve positive results. Against this volatile backdrop, Liberty Small Company Growth Fund Class A, a class of Stein Roe Small Company Growth Fund, posted a six-month total return of negative 36.15% without a sales charge.

      The upheaval in the markets was a fresh reminder why basic principles like a clear investment objective, and diversification are key to investment success. Investors with patience and perspective know it is important to look beyond the short-term issues and understand the stock market has historically rewarded long-term investors. Although past performance does not guarantee future results, over time stocks have proven to be one of the greatest wealth-builders. Even in a difficult market, it can make sense to be patient and remain committed to your long-term goals.

      Your fund's portfolio manager, William Garrison, demonstrated this approach during the period. Even as strong market rotation drove many growth stocks into disfavor, he continued to search out small-company stocks with above-average potential to grow earnings per share over the long run. In other words, he continued to search for the best growth stocks he could find. This strategy has helped the fund achieve an average annual total return of 12.90% and 13.10% over the past five years and life of the fund, respectively, without sales charge. We believe that sticking with this approach will reward shareholders over the long term.

Sincerely,

/s/ Stephen E. Gibson
Stephen E. Gibson
President
May 10, 2001

PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------

The six-month period ended March 31, 2001, was among the most difficult periods for small-cap stocks that we have seen in several years. Against a backdrop of slowing economic growth, the stocks of America's small companies declined 32.33% on a total return basis, as measured by the fund's benchmark, the Russell 2000 Growth Index. Liberty Small Company Growth Fund Class A, a class of Stein Roe Small Company Growth Fund, declined 36.15% for the six-month period without sales charges, largely due to unanticipated sizable losses for the portfolio's technology stocks.

GROWTH STOCKS WERE HIT HARD
Downward revisions in earnings estimates in multiple industries, a slower economic environment, and a general deterioration in investor confidence all took their toll on the small cap market over the past six months. While the Russell 2000 Index was down 12.91% during the six-month time period, the Russell 2000 Growth Index fell 32.33% over the same time period. Within the Russell 2000 Growth Index, small-cap technology stocks fared the worst, as failing Internet ventures and a severe cutback in business spending on hardware and software caused many technology firms to miss their forecasts for sales and earnings. As technology has fallen, wary investors have shied away from other growth stocks as well, such as those in telecommunications and biotechnology.
      At the beginning of the six-month period, the fund had a significant concentration in software companies. We believed that software firms would be spared, at least partially, from the downward trend in the technology sector. The ever-widening use of technology has spawned many markets for specialized software. The nature of software products can make manufacturing faster and less expensive than for computer hardware. Also, software products generally have high profit margins, so it can be easier for software companies to generate significant earnings and solid returns on investment in a relatively short period of time if their products succeed.
      As it was, we underestimated the rate of the economic slowdown in the United States. The rapid deceleration of the economy has caused many businesses to take a wait-and-see approach to capital spending, and buy orders for software have noticeably fallen. Faced with the prospect of reduced revenues and slimmer prospects for earnings growth, we grew increasingly wary of software stocks. As prices fell, we took steps to limit the impact, trimming our allocation from 22.6% of net assets in September to 11.2% in March. Nonetheless, software stocks were the largest drag on the fund's performance.

CONSUMER AND ENERGY STOCKS PROVED MORE RESILIENT
Consumers represent two-thirds of the US economy. A slower economy notwithstanding, they continued to spend during the past six months, contributing to relatively strong earnings for consumer staples companies. The fund's holdings of consumer discretionary CEC Entertainment and Constellation Brands (1.9% and 3.2% of net assets, respectively, at March 31) achieved six-month gains of 38.6% and 32.1%, respectively. CEC Entertainment operates Chuck E. Cheese restaurants in 44 states, deriving the majority of its revenues from food sales. Constellation Brands manufactures and imports branded alcoholic and nonalcoholic beverages.

      Energy companies generally benefited from a relatively short supply of natural gas reserves and harsh winter weather. These factors teamed up to push natural gas prices dramatically higher over the course of the winter. Our investment in UTI Energy (1.7% of net assets), an owner/operator of land drilling rigs used for natural gas exploration, advanced 35.6% over the period. Our shares of Pogo Producing (1.5% of net assets), which operates offshore oil and gas wells, gained 16.3%.

"CAUTION" THE WATCHWORD FOR COMING MONTHS
At this juncture, we are closely watching the technology sector, where companies continue to announce layoffs and business closings. The question is, will this loss of jobs translate into a reduction in consumer spending? If it does, declines in other sectors may follow.

      On the other hand, the Federal Reserve has been quick to take action against the economic slowdown, lowering interest rates a total of two percentage points between January and mid-April. A pickup in spending is possible, perhaps toward the
 2
end of 2001, because lower rates can make it easier for businesses and consumers to borrow.
      In the meantime, we expect the shakeout in the technology sector to persist. Although the technology revolution hasn't ended, we expect that, going forward, technology stocks will be valued by the same rules as other stocks: revenues and the quality of earnings should count far more than they have to date. While we wait for the market to make that adjustment, we expect to be increasingly selective. We were holding approximately 11% of the fund's net assets in cash at March 31, which should allow us to invest opportunistically in companies that we feel show strong potential to generate revenues and earnings growth.

SOLD
The recent power shortages have benefited Shaw Group, a provider of piping and engineering services to power-generating companies. As its customers moved to increase their power-generating capacity, Shaw Group's earnings grew and its stock price rose substantially. The shares were sold when they reached our target price.

BOUGHT
Despite investors' present lack of interest in biotechnology, we added Intermune Pharmaceuticals (1.6% of net assets) to the portfolio. The company has a very promising drug in late-stage clinical trials. If that product is approved by the FDA, it would put Intermune "on the map," greatly enhancing its long-term growth potential.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT libertyfunds.com FOR DAILY PERFORMANCE UPDATES.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. Share price and investment returns will vary, so you may have a gain or loss when you sell your shares. Portfolio holdings are as of 3/31/01 and are subject to change. The Russell 2000 Growth Index is an unmanaged group of stocks not associated with the fund; it is not available for direct investments. Stocks of smaller companies, including initial public offerings (IPO's), may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies.

PERFORMANCE SUMMARY
---------------------------------------------------------------

                                FUND HIGHLIGHTS

                              As of March 31, 2001

                    TOP 10 EQUITY HOLDINGS (% OF NET ASSETS)

Constellation Brands                            3.2%
Philadelphia Consolidated Holdings              2.6%
Active Power                                    2.2%
Celgene                                         2.1%
East West Bancorp                               1.9%
CEC Entertainment                               1.9%
Aspen Technology                                1.9%
Cal Dive International                          1.8%
Province Healthcare                             1.7%
Enzon                                           1.7%

[ECONOMIC SECTOR BREAKDOWN BAR CHART MARCH 31, 2001]

Health Care                                                                      18.5%
Technology                                                                       18.4%
Consumer - Cyclical                                                              13.3%
Energy                                                                           11.9%
Capital Goods                                                                    10.5%
Financials                                                                        8.1%
Consumer - Staples                                                                7.5%
Transportation                                                                    3.9%
Basic Materials                                                                   3.9%
Communication Services                                                            1.5%
Unclassified                                                                      1.3%
Utilities                                                                         1.2%

Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) as published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon the advisor's defined criteria as used in the investment process.

Because the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings and sector breakdown in the future.

--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS

                          Periods ended March 31, 2001

                                                Six Months
                                                Cumulative              One Year             Three Years
                                           --------------------   --------------------   --------------------
                                           Without                Without                Without
                                            Sales    With Sales    Sales    With Sales    Sales    With Sales
                                           Charge      Charge     Charge      Charge     Charge      Charge
                                           -------   ----------   -------   ----------   -------   ----------
Liberty Small Company Growth Fund Class A  -36.15%     -39.82%    -35.78%     -39.46%     5.77%       3.70%
* The fund commenced operations on
  3/25/96


                                                Five Years           Life of Fund*
                                           --------------------   --------------------
                                           Without                Without
                                            Sales    With Sales    Sales    With Sales
                                           Charge      Charge     Charge      Charge
                                           -------   ----------   -------   ----------
Liberty Small Company Growth Fund Class A   12.85%     11.51%      13.05%     11.72%
* The fund commenced operations on
  3/25/96

* Liberty Small Company Growth Fund Class A shares (newer class shares) performance includes returns of the fund's class S shares for periods prior to the July 31, 2000 inception of the newer class shares. These class S share returns are not restated to reflect any expense differential between class S shares and the newer class shares. Had the expense differential been reflected, the returns for period prior to the inception of the newer class shares would have been lower.

INVESTMENT COMPARISONS
--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT March 25, 1996 to March 31, 2001
--------------------------------------------------------------------------------
[LIBERTY SMALL COMPANY GROWTH FUND CLASS A]

                                CLASS A WITHOUT    CLASS A WITH SALES   S&P SMALLCAP 600      RUSSELL 2000      MORNINGSTAR SMALL
                                 SALES CHARGE            CHARGE               INDEX           GROWTH INDEX       GROWTH CATEGORY
                                 --------------    ------------------   ----------------      ------------      -----------------
3/25/96                            10000.00             9425.00             10000.00            10000.00            10000.00
                                   10110.00             9528.68             10000.00            10000.00            10000.00
                                   10890.50            10264.30             10574.00            10768.00            10898.60
                                   11370.80            10716.90             10949.40            11320.40            11441.60
                                   11300.30            10650.50             10520.20            10584.60            10918.90
                                   10549.90             9943.31              9796.37             9292.20             9849.85
                                   11070.00            10433.50             10401.80             9979.82            10507.20
9/30/96                            12109.50            11413.20             10858.40            10493.80            11133.90
                                   11749.90            11074.20             10783.50            10041.50            10784.40
                                   12029.50            11337.80             11343.20            10320.60            11019.80
                                   11549.50            10885.40             11475.90            10521.90            11150.20
                                   12330.30            11621.30             11666.40            10785.00            11433.90
                                   11458.50            10799.70             11424.90            10133.50            10800.30
3/31/97                            10657.60            10044.80             10838.80             9418.11            10096.50
                                   10737.50            10120.10             10972.10             9308.86             9967.09
                                   12009.90            11319.30             12261.30            10708.00            11314.80
                                   12670.50            11941.90             12803.30            11071.00            11963.50
                                   13652.40            12867.40             13608.60            11637.80            12764.80
                                   13201.90            12442.80             13951.50            11987.00            13027.40
9/30/97                            14023.00            13216.70             14873.80            12943.50            14088.60
                                   13762.20            12970.90             14231.20            12165.60            13379.70
                                   13652.10            12867.10             14127.30            11876.10            13113.20
                                   13850.10            13053.70             14412.70            11883.20            13165.90
                                   13635.40            12851.30             14131.60            11725.10            12973.60
                                   15112.10            14243.20             15419.00            12760.50            14052.30
3/31/98                            15636.50            14737.40             16008.00            13295.10            14746.90
                                   15530.20            14637.20             16102.50            13376.20            14857.50
                                   14578.20            13739.90             15249.00            12403.80            13906.20
                                   15401.80            14516.20             15291.80            12530.30            14189.30
                                   14353.00            13527.70             14123.50            11484.00            13225.10
                                   11452.20            10793.70             11397.60             8833.51            10388.10
9/30/98                            12425.70            11711.20             12095.20             9729.23            11146.30
                                   12467.90            11751.00             12656.40            10237.10            11642.40
                                   13431.70            12659.40             13368.90            11031.50            12602.00
                                   14936.00            14077.20             14221.90            12029.90            13879.20
                                   14638.80            13797.10             14044.10            12571.20            14190.80
                                   13189.60            12431.20             12778.70            11420.90            12952.60
3/31/99                            13618.20            12835.20             12943.60            11827.50            13462.90
                                   14267.80            13447.40             13799.10            12871.90            14159.40
                                   14757.20            13908.70             14134.50            12892.50            14343.20
                                   15663.30            14762.70             14938.70            13571.90            15598.10
                                   15884.20            14970.80             14807.20            13152.50            15585.00
                                   15676.10            14774.70             14155.70            12660.60            15366.00
9/30/99                            16533.60            15582.90             14215.20            12905.00            15734.00
                                   17317.20            16321.50             14179.60            13235.40            16590.00
                                   18860.20            17775.70             14776.60            14634.30            18607.80
                                   22539.80            21243.80             15986.80            17214.40            21824.90
                                   22997.40            21675.00             15491.20            17054.30            21593.10
                                   29931.10            28210.10             17565.50            21022.80            26764.20
3/31/00                            28805.70            27149.40             16915.60            18813.30            25406.00
                                   25377.80            23918.60             16626.30            16913.20            22705.80
                                   22304.60            21022.10             16134.20            15431.60            20881.00
                                   27039.80            25485.00             17087.70            17425.30            24210.40
                                   24895.60            23464.10             16669.10            15932.00            22720.50
                                   30128.60            28396.20             18145.90            17608.00            25415.40
9/30/00                            28977.70            27311.50             17652.40            16732.90            24397.00
                                   25824.90            24340.00             17763.60            15374.20            22853.60
                                   20094.40            18938.90             15914.40            12582.20            19008.10
                                   22334.90            21050.60             17876.60            13352.30            20673.20
                                   24691.20            23271.50             18643.50            14432.50            21360.30
                                   20353.00            19182.70             17506.30            12453.80            18647.40
3/31/01                            18503.20            17439.40             17030.10            11321.70            16945.60

Liberty Small Company Growth Fund Class A is a class of Stein Roe Small Company Growth Fund (the "fund"), a series of Liberty-Stein Roe Funds Investment Trust. The fund also offers class S shares. Performance highlights for the fund's class S shares are presented in a separate annual report.

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or a loss on sale. The above illustration assumes a $10,000 investment made on March 25, 1996 (March 31, 1996 for the Indexes and Morningstar category), and reinvestment of income and capital gains distribution. The "With Sales Charge" returns include the maximum 5.75% sales charge for class A shares. Liberty Small Company Growth Fund Class A shares (newer class shares) performance includes returns of the fund's class S shares for periods prior to the July 31, 2000 inception of the newer class shares. These class S share returns are not restated to reflect any expense differential between class S shares and the newer class shares. Had the expense differential been reflected, the returns for the period prior to the inception of the newer class shares would have been lower. The indices are an unmanaged group of stocks that differs from the composition of the fund and are not available for direct investment.

The fund's return is also compared to the average return of the funds included in the Morningstar Small Growth category (Morningstar Average). This Morningstar Average is composed of funds with similar investment styles as measured by their underlying portfolio holdings. Morningstar does not warrant its information to be accurate, correct, complete or timely. It shall not be responsible for investment decisions, damages or other losses resulting from use of the averages. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Sales charges are not reflected in the Morningstar averages. Source: Morningstar, Inc.

--------------------------------------------------------------------------------
LIBERTY SMALL COMPANY GROWTH FUND
INVESTMENT PORTFOLIO
March 31, 2001 (Unaudited)
(All amounts in thousands)

COMMON STOCKS - 88.6%                                           SHARES       VALUE
-----------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 1.3%
DIVERSIFIED COMMERCIAL SERVICES - 1.3%
ChoicePoint, Inc. (a).......................................         6      $   198
ProsoftTraining.Com (a).....................................        12           97
                                                                            -------
                                                                                295
                                                                            -------
-----------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 5.7%
CONSUMER DURABLES & APPAREL - 0.6%
APPAREL & ACCESSORIES - 0.6%
Kenneth Cole Productions (a)................................         5          135
                                                                            -------
HOTELS, RESTAURANTS & LEISURE - 5.1%
CASINOS & GAMING - 1.7%
Argosy Gaming Co. (a).......................................         5          141
Station Casinos, Inc. (a)...................................        17          236
                                                                            -------
                                                                                377
                                                                            -------
LEISURE FACILITIES - 1.5%
Bally Total Fitness Holding Corp. (a).......................        11          330
                                                                            -------
RESTAURANTS - 1.9%
CEC Entertainment, Inc. (a).................................        10          430
                                                                            -------
-----------------------------------------------------------------------------------
CONSUMER STAPLES - 5.7%
AGRICULTURAL PRODUCTS - 0.6%
Delta & Pine Land Co........................................         6          145
                                                                            -------
DISTILLERS & VINTNERS - 3.2%
Constellation Brands, Inc. Class A (a)......................        10          712
                                                                            -------
PACKAGED FOODS - 1.9%
American Italian Pasta Co. (a)..............................         9          282
Ivex Packaging Corp. (a)....................................        11          154
                                                                            -------
                                                                                436
                                                                            -------
-----------------------------------------------------------------------------------
ENERGY - 11.5%
ENERGY - 0.8%
Armor Holdings, Inc. (a)....................................        11          188
                                                                            -------
OIL & GAS DRILLING - 2.3%
Pride International, Inc. (a)...............................         7          157
UTI Energy Corp. (a)........................................        12          372
                                                                            -------
                                                                                529
                                                                            -------
OIL & GAS EQUIPMENT & SERVICES - 2.9%
Cal Dive International, Inc. (a)............................        16          411
Veritas DGC, Inc. (a).......................................         7          237
                                                                            -------
                                                                                648
                                                                            -------

See Notes to Investment Portfolio.

--------------------------------------------------------------------------------
CONTINUED

                                                                SHARES       VALUE
-----------------------------------------------------------------------------------
ENERGY - CONT.
OIL & GAS EXPLORATION & PRODUCTION - 5.5%
Comstock Resources, Inc. (a)................................        12      $   138
Louis Dreyfus Natural Gas Corp. (a).........................        10          363
Pogo Producing Co...........................................        12          345
Spinnaker Exploration Co. (a)...............................         2           66
Syntroleum Corp. (a)........................................         4           61
Triton Energy Corp. (a).....................................        14          255
                                                                            -------
                                                                              1,228
                                                                            -------
-----------------------------------------------------------------------------------
FINANCIALS - 7.5%
BANKS - 3.2%
Community First Bankshares..................................         9          186
East West Bancorp, Inc......................................        23          437
Silicon Valley Bancshares (a)...............................         5          108
                                                                            -------
                                                                                731
                                                                            -------
DIVERSIFIED FINANCIAL SERVICES - 0.6%
London Pacific Group, Ltd., ADR.............................         7           34
NCO Group, Inc. (a).........................................         4          102
                                                                            -------
                                                                                136
                                                                            -------
MULTI-SECTOR HOLDINGS - 1.1%
S&P 400 Mid-Cap Deposit Receipt.............................         3          253
                                                                            -------
PROPERTY & CASUALTY INSURANCE - 2.6%
Philadelphia Consolidated Holding Corp. (a).................        21          575
                                                                            -------
-----------------------------------------------------------------------------------
HEALTHCARE - 16.2%
BIOTECHNOLOGY & PHARMACEUTICALS - 12.8%
BIOTECHNOLOGY - 9.9%
Aurora Biosciences Corp. (a)................................         9          168
Celgene Corp. (a)...........................................        19          482
CIMA Labs, Inc. (a).........................................         3          168
COR Therapeutics, Inc. (a)..................................         3           76
Cubist Pharmaceuticals, Inc. (a)............................         8          194
CV Therapeutics, Inc. (a)...................................         3           86
Enzon, Inc. (a).............................................         8          380
Intermune Pharmaceuticals, Inc. (a).........................        18          370
Large Scale Biology Corp. (a)...............................         5           23
Noven Pharmaceuticals, Inc. (a).............................         4          102
Sangamo BioSciences, Inc. (a)...............................        17          185
                                                                            -------
                                                                              2,234
                                                                            -------
PHARMACEUTICALS - 2.9%
Alpharma, Inc., Class A.....................................         2           79
DUSA Pharmaceuticals, Inc. (a)..............................         7           93
Medicis Pharmaceutical Corp. Class A (a)....................         2           67
Pharmacopeia, Inc. (a)......................................        12          215
Praecis Pharmaceuticals (a).................................        10          193
                                                                            -------
                                                                                647
                                                                            -------

See Notes to Investment Portfolio.

--------------------------------------------------------------------------------
CONTINUED

                                                                SHARES       VALUE
-----------------------------------------------------------------------------------
HEALTHCARE - CONT.
HEALTH CARE EQUIPMENT & SERVICES - 3.4%
HEALTH CARE EQUIPMENT - 1.7%
Aspect Medical Systems, Inc. (a)............................        13      $   146
Closure Medical Corp. (a)...................................         6           99
Curon Medical, Inc. (a).....................................         7           27
Novoste Corp. (a)...........................................         6          112
                                                                            -------
                                                                                384
                                                                            -------
HEALTH CARE FACILITIES - 1.7%
Province Healthcare Co. (a).................................        13          390
                                                                            -------
-----------------------------------------------------------------------------------
INDUSTRIALS - 7.7%
AEROSPACE & DEFENSE - 1.8%
SBS Technologies, Inc. (a)..................................        19          284
Triumph Group (a)...........................................         3          126
                                                                            -------
                                                                                410
                                                                            -------
BUILDING PRODUCTS - 0.8%
Insituform Technologies, Inc. Class A (a)...................         6          183
                                                                            -------
CONSTRUCTION & ENGINEERING - 0.4%
Granite Construction, Inc...................................         3           95
                                                                            -------
CONSTRUCTION & FARM MACHINERY - 0.6%
Astec Industries, Inc. (a)..................................        10          131
                                                                            -------
ELECTRICAL COMPONENTS & EQUIPMENT - 3.3%
Active Power, Inc. (a)......................................        25          498
Artesyn Technologies, Inc. (a)..............................         6           69
Electro Scientific Industries, Inc. (a).....................         4           98
Power-One, Inc. (a).........................................         5           78
                                                                            -------
                                                                                743
                                                                            -------
INDUSTRIAL MACHINERY - 0.8%
AptarGroup, Inc.............................................         4          131
Valence Technology, Inc. (a)................................         9           43
                                                                            -------
                                                                                174
                                                                            -------
-----------------------------------------------------------------------------------
MATERIALS - 2.5%
FERTILIZERS & AGRICULTURAL CHEMICALS - 0.4%
The Scotts Co., Class A (a).................................         3           99
                                                                            -------
DIVERSIFIED METALS & MINING - 0.7%
Arch Coal, Inc..............................................         5          153
                                                                            -------
PRECIOUS METALS & MINERALS - 1.4%
Stillwater Mining Co. (a)...................................        12          314
                                                                            -------

See Notes to Investment Portfolio.

--------------------------------------------------------------------------------
CONTINUED

                                                                SHARES       VALUE
-----------------------------------------------------------------------------------
RETAILING - 5.2%
APPAREL RETAIL - 2.0%
Chico's FAS, Inc. (a).......................................         4      $   144
Genesco, Inc. (a)...........................................        11          313
                                                                            -------
                                                                                457
                                                                            -------
CATALOG RETAIL - 1.3%
Coldwater Creek, Inc. (a)...................................        13          292
                                                                            -------
COMPUTER & ELECTRONICS RETAIL - 0.3%
Tweeter Home Entertainment Group (a)........................         3           58
                                                                            -------
GENERAL MERCHANDISE STORES - 0.2%
99 Cents Only Stores (a)....................................         2           46
                                                                            -------
SPECIALTY STORES - 1.4%
Rent-A-Center, Inc. (a).....................................         4          179
Zale Corp. (a)..............................................         4          128
                                                                            -------
                                                                                307
                                                                            -------
-----------------------------------------------------------------------------------
SOFTWARE & SERVICES - 11.2%
APPLICATIONS SOFTWARE - 4.1%
Actuate Corp. (a)...........................................        21          200
Aspen Technology, Inc. (a)..................................        18          427
E.piphany, Inc. (a).........................................         7           82
Nuance Communications, Inc. (a).............................        11          106
SpeechWorks International, Inc. (a).........................         9           59
Vastera, Inc. (a)...........................................         7           57
                                                                            -------
                                                                                931
                                                                            -------
INTERNET SOFTWARE & SERVICES - 3.0%
Avocent Corp. (a)...........................................         6          131
ClickAction, Inc. (a).......................................         6           23
Matrix One Inc..............................................        22          368
SonicWall, Inc. (a).........................................        12          149
                                                                            -------
                                                                                671
                                                                            -------
INFORMATION TECHNOLOGY CONSULTING & SERVICES - 2.1%
Cognizant Technology Solutions Corp. (a)....................         4          111
Espeed, Inc. Class A (a)....................................        10          210
I-many, Inc. (a)............................................        14          162
                                                                            -------
                                                                                483
                                                                            -------
SYSTEMS SOFTWARE - 2.0%
Moldflow Corp. (a)..........................................         1           24
Overland Data, Inc. (a).....................................        16          127
Precise Software Solutions, Ltd. (a)........................        12          182
Wind River Systems, Inc. (a)................................         5          107
                                                                            -------
                                                                                440
                                                                            -------

See Notes to Investment Portfolio.

--------------------------------------------------------------------------------
CONTINUED

                                                                SHARES       VALUE
-----------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT - 8.2%
COMPUTER STORAGE & PERIPHERALS - 0.7%
Certicom Corp. (a)..........................................         4      $    28
Exabyte Corp. (a)...........................................        50           72
Mobility Electronics, Inc. (a)..............................        26           51
                                                                            -------
                                                                                151
                                                                            -------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.6%
ACT Manufacturing, Inc. (a).................................        15          160
DSP Group, Inc. (a).........................................         5           71
Newport Corp................................................         3           73
Orbotech Ltd. (a)...........................................         2           55
                                                                            -------
                                                                                359
                                                                            -------
NETWORKING EQUIPMENT - 0.5%
Brocade Communications Systems, Inc. (a)....................         4           79
Synquest, Inc. (a)..........................................         9           44
                                                                            -------
                                                                                123
                                                                            -------
SEMICONDUCTOR EQUIPMENT - 2.7%
GSI Lumonics, Inc. (a)......................................        25          190
Photon Dynamics, Inc. (a)...................................         6          118
Rudolph Technologies, Inc. (a)..............................         2           69
Therma-Wave, Inc. (a).......................................        19          234
                                                                            -------
                                                                                611
                                                                            -------
SEMICONDUCTORS - 2.0%
Elantec Semiconductor, Inc. (a).............................         3           82
Exar Corp. (a)..............................................        10          204
IXYS Corp. (a)..............................................         5           79
Optical Communication Products, Inc. (a)....................        11           74
                                                                            -------
                                                                                439
                                                                            -------
TELECOMMUNICATION EQUIPMENT - 0.7%
Finisar Corp. (a)...........................................        17          163
                                                                            -------
-----------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 1.5%
INTEGRATED TELECOM SERVICES - 1.5%
ITC DeltaCom, Inc. (a)......................................        53          313
RateXchange Corp. (a).......................................         8           15
                                                                            -------
                                                                                328
                                                                            -------
-----------------------------------------------------------------------------------
TRANSPORTATION - 3.4%
AIRLINES - 1.8%
Atlantic Coast Airlines Holdings, Inc. (a)..................        11          223
SkyWest, Inc................................................         8          177
                                                                            -------
                                                                                400
                                                                            -------
MARINE - 1.6%
OMI Corp. (a)...............................................        25          159
Stelmar Shipping, Ltd. (a)..................................        16          208
                                                                            -------
                                                                                367
                                                                            -------
-----------------------------------------------------------------------------------
UTILITIES - 1.0%
ELECTRIC UTILITIES - 1.0%
Orion Power Holdings, Inc. (a)..............................         7          216
                                                                            -------

--------------------------------------------------------------------------------
CONTINUED

                                                                 PAR         VALUE
-----------------------------------------------------------------------------------
TOTAL INVESTMENTS
  (cost of $24,501) (b).....................................                $19,947
                                                                            -------
SHORT-TERM OBLIGATIONS - 10.8%
-----------------------------------------------------------------------------------
Repurchase Agreement with SBC Warburg, Ltd. Dated 03/30/01,
  due 04/02/01 at 5.22%, collateralized by U.S. Treasury
  notes with a maturity of 2020, market value $2,489
  (repurchase proceeds $2,440)..............................    $2,439        2,439
                                                                            -------
------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET - 0.6%......................                    139
                                                                            -------
NET ASSETS - 100%...........................................                $22,525
                                                                            =======

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a) Non-income producing.
(b) Cost for federal income tax purpose is the same.

          ACRONYM                      NAME
   ---------------------    ---------------------------
            ADR             American Depositary Receipt

See Notes to financial statements.

--------------------------------------------------------------------------------
LIBERTY SMALL COMPANY GROWTH FUND
STATEMENT OF ASSETS & LIABILITIES
MARCH 31, 2001 (UNAUDITED)
(All amounts in thousands, except for per share data and footnotes)

ASSETS
Investments at value (cost $24,501).........................          $  19,947
Short-term obligations......................................              2,439
                                                                      ---------
                                                                         22,386
  Receivable for:
  Investments sold..........................................  $478
  Fund shares sold..........................................     4
  Dividends.................................................     1
  Interest..................................................     1
  Other.....................................................    27          511
                                                              ----    ---------
  Total Assets..............................................             22,897
LIABILITIES
Payable for:
  Fund shares purchased.....................................    51
  Investments purchased.....................................   235
Accrued:
  Management fee............................................    19
  Administration fee........................................     1
  Bookkeeping fee...........................................     2
  Transfer agent fee........................................     4
Other.......................................................    60
                                                              ----
  Total Liabilities.........................................                372
                                                                      ---------
  Net Assets................................................          $  22,525
                                                                      =========
CLASS A
Net asset value and redemption price per share ($3/(c)).....          $   11.39(a)
                                                                      ---------
Maximum offering price per share ($11.39/0.9425)............          $   12.08(b)
                                                                      ---------
CLASS S
Net asset value, redemption price and offering price per
  share ($22,522/1,973).....................................          $   11.42
                                                                      ---------
COMPOSITION OF NET ASSETS
Capital paid in.............................................          $  30,883
Accumulated net investment loss.............................               (134)
Accumulated net realized loss...............................             (3,670)
Net unrealized depreciation.................................             (4,554)
                                                                      ---------
                                                                      $  22,525
                                                                      =========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.
(c) Rounds to less than one.

See notes to financial statements.

--------------------------------------------------------------------------------
LIBERTY SMALL COMPANY GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2001 (UNAUDITED)
(All amounts in thousands)

INVESTMENT INCOME
Interest....................................................             $     71
Dividends...................................................                    6
                                                                         --------
  Total Investment Income...................................                   77
EXPENSES
Management fee..............................................  $   120
Administration fee..........................................       21
12b-1 Service and Distribution Fee..........................       (a)
Transfer agent..............................................       35
Bookkeeping fee.............................................       13
Trustees' fee...............................................        5
Custodian fee...............................................        5
Legal fee...................................................        1
Registration fee............................................       30
Reports to shareholders.....................................       17
Other.......................................................        1
                                                              -------
                                                                  248
Fees waived by the Advisor..................................      (37)
Fees waived by the Distributor -- Class A...................       (a)
Custodian credits earned....................................       (a)        211
                                                              -------    --------
  Net Investment Loss.......................................                 (134)
                                                                         --------
NET REALIZED & UNREALIZED LOSS ON PORTFOLIO POSITIONS
Net realized loss on investments............................   (3,586)
Net change in unrealized appreciation/depreciation on
  investments...............................................   (9,359)
                                                              -------
  Net Loss..................................................              (12,945)
                                                                         --------
Decrease in Net Assets from Operations......................             $(13,079)
                                                                         ========

(a) Rounds to less than one.

See notes to financial statements.

--------------------------------------------------------------------------------
LIBERTY SMALL COMPANY GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
(All amounts in thousands)

                                                              (Unaudited)
                                                              Six months
                                                                 ended        Year ended
                                                               March 31,     September 30,
                                                                 2001           2000(a)
Increase (Decrease) in Net Assets                             -----------    -------------
OPERATIONS:
Net investment loss.........................................  $      (134)   $        (221)
Net realized gain (loss)....................................       (3,586)           6,509
Net change in unrealized appreciation/depreciation..........       (9,359)           3,696
                                                              -----------    -------------
  Net Increase (Decrease) from Operations...................      (13,079)           9,984
DISTRIBUTIONS:
From net realized gains - Class A...........................           (1)              --
From net realized gains - Class S...........................       (5,500)            (836)
                                                              -----------    -------------
                                                                  (18,580)           9,148
                                                              -----------    -------------
FUND SHARE TRANSACTIONS:
Receipts for shares sold - Class A..........................            4                1
Value of distributions reinvested - Class A.................            1               --
Cost of shares repurchased - Class A........................           (1)              --
                                                              -----------    -------------
                                                                        4                1
                                                              -----------    -------------
Receipts for shares sold - Class S..........................       11,920           23,605
Value of distributions reinvested - Class S.................        5,437              830
Cost of shares repurchased - Class S........................      (12,766)          (6,987)
                                                              -----------    -------------
                                                                    4,591           17,448
                                                              -----------    -------------
     Net Increase from Fund Share Transactions..............        4,595           17,449
                                                              -----------    -------------
     Total Increase (Decrease)..............................      (13,985)          26,597
NET ASSETS
Beginning of period.........................................       36,510            9,913
                                                              -----------    -------------
End of period (net of accumulated net investment loss of
  $134 and $0, respectively)................................  $    22,525    $      36,510
                                                              ===========    =============
NUMBER OF FUND SHARES
Sold - Class A..............................................           (b)              (b)
Issued for distributions reinvested - Class A...............           (b)              --
Repurchased - Class A.......................................           (b)              --
                                                              -----------    -------------
                                                                       (b)              (b)
                                                              -----------    -------------
Sold - Class S..............................................          739            1,205
Issued for distributions reinvested - Class S...............          400               56
Repurchased - Class S.......................................         (813)            (349)
                                                              -----------    -------------
                                                                      326              912
                                                              -----------    -------------

(a) Class A shares were initially offered on July 31, 2000.
(b) Rounds to less than one.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
March 31, 2001 (Unaudited)

NOTE 1. ORGANIZATION

Liberty Small Company Growth Fund - Class A and Stein Roe Small Company Growth Fund - Class S (collectively the "Fund") is a series of Liberty-Stein Roe Funds Investment Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Fund may issue an unlimited number of shares. Effective July 31, 2000, the Fund began offering Class A shares. The Fund offers two classes of shares: Class A and Class S. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class S shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class S shares as defined in the Fund's prospectus. The financial highlights for Class S shares are presented in a separate semi-annual report.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid price.

      Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

      Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

      Security transactions are accounted for on the date the securities are purchased, sold or mature.

      Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

FEDERAL INCOME TAXES

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS

All income, expenses (other than the Class A 12b-1 service and distribution fee and Class A and Class S Transfer Agent fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

      The per share data was calculated using the average shares outstanding during the period. In addition, Class A net investment income per share data reflects the service fee per share applicable to Class A shares.

      Class A ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A shares.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on the ex-date.

      The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

OTHER

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Corporate actions are recorded on the ex-date.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing
 14

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE

Stein Roe and Farnham Inc. (the "Advisor") is the investment Advisor of the Fund and receives a monthly fee equal to 0.85% annually of the Fund's average daily net assets.

ADMINISTRATION FEE

The Advisor also provides accounting and other services for a monthly fee equal to 0.15% annually of the Fund's average daily net assets.

BOOKKEEPING FEE

The Advisor provides bookkeeping and pricing services for a monthly fee equal to $25,000 annually plus 0.0025% annually of the Fund's average daily net assets over $50 million.

TRANSFER AGENT FEE

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services to the Fund and receives reimbursement for certain out of pocket expenses. Transfer agent fees are computed at an annual rate of 0.236% of the average daily net assets attributable to Class A shares. Transfer agent fees for Class S shares are described in the Fund's Class S prospectus.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Liberty Funds Distributor, Inc. (the "Distributor"), a subsidiary of the Advisor, is the Fund's principal underwriter. For the six months ended March 31, 2001, the Fund has been advised that the Distributor retained no net underwriting discounts on sales of the Fund's Class A shares.

      The Fund has adopted a 12b-1 plan which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually on Class A's net assets as of the 20th of each month. The plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.10% annually of the average net assets attributable to Class A shares. The Distributor has voluntarily agreed, until further notice, to waive the Class A distribution fee.

      The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor to dealers who sold such shares.

EXPENSE LIMITS

The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 1.50% annually of the Fund's average daily net assets.

OTHER

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

--------------------------------------------------------------------------------

NOTE 3. PORTFOLIO INFORMATION

During the six months ended March 31, 2001, purchases and sales of investments, other than short-term obligations, were $22,784,050 and $22,984,377, respectively.

      Unrealized appreciation (depreciation) for the six months ended March 31, 2001, based on cost of investments for federal income tax purposes was:

Gross unrealized appreciation........    $ 1,538,362
Gross unrealized depreciation........     (6,092,407)
                                         -----------
     Net unrealized depreciation.....    $(4,554,045)
                                         ===========

OTHER

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

NOTE 4. LINE OF CREDIT

The Trust participates in unsecured line of credit agreements provided by the custodian bank consisting of two components. The committed line of credit entitles the Trust to borrow from the custodian at any time upon notice from the Trust. The uncommitted line of credit permits the Trust to borrow from the custodian at the custodian's sole discretion. The aggregate borrowings available to the Trust for the committed and uncommitted lines of credit are $200 million and $100 million, respectively. Borrowings may be made to temporarily finance repurchase of fund shares. Interest is charged to the Trust and, ultimately, the Fund based on its borrowings. In addition, a commitment fee of 0.10% per annum on the Fund's unused commitment shall be paid quarterly by the Fund based on the relative asset size of the Fund to the Trust as a whole. The commitment fee is included in "Other" expenses on the Statement of Operations. For the six months ended March 31, 2001, the Trust and Fund had no borrowings under the agreement.

--------------------------------------------------------------------------------

NOTE 5. OTHER RELATED PARTY TRANSACTIONS

During the six months ended March 31, 2001, the Fund used AlphaTrade Inc., a wholly owned subsidiary of Colonial Management Associates, Inc., as a broker. Total commissions paid to AlphaTrade Inc. during the six months were $474.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
LIBERTY SMALL COMPANY GROWTH FUND -- CLASS A

                                                                 (UNAUDITED)
                                                               SIX MONTHS ENDED          PERIOD ENDED
                                                                MARCH 31, 2001       SEPTEMBER 30, 2000(a)
                                                              ------------------    -----------------------
Net Asset Value, Beginning of Period........................       $ 22.15                  $19.03
                                                                   -------                  ------
Income from Investment Operations
Net investment loss (b) (c).................................         (0.07)                  (0.05)
Net realized and unrealized gain............................         (7.41)                   3.17
                                                                   -------                  ------
Total from Investment Operations............................         (7.48)                   3.12
                                                                   -------                  ------
Less Distributions Declared to Shareholders:
From net realized gains.....................................         (3.28)                     --
                                                                   -------                  ------
Net Asset Value, End of Period..............................       $ 11.39                  $22.15
                                                                   -------                  ------
Total return (d) (e) (f)....................................        (36.15)%                 16.40%
                                                                   -------                  ------
Ratios to Average Net Assets
Expenses (c) (g) (h)........................................          1.75%                   1.75%
Fees and expenses waived or borne by the Advisor (g) (h)....          0.28%                   0.06%
Net Investment loss (c) (g) (h).............................         (1.20)%                 (1.12)%
Portfolio turnover (f)......................................            86%                    160%
Net Assets at End of Period (000's).........................       $     3                  $    1

(a) Class A shares were initially offered on July 31, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Net of fees waived or reimbursed by affiliates, if applicable.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements had an impact of 0.01% for the year ended September 30, 2000.
(h) Annualized.

 TRUSTEE & TRANSFER AGENT

DOUGLAS A. HACKER
Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY
Executive Vice President-Corporate Development, General Counsel, and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, US Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Managing Partner, Park Avenue Equity Partners (formerly Founding Partner, Development Capital LLC; Dean and Professor, College of Business and Management, University of Maryland)

CHARLES R. NELSON
Van Voorhis Professor, Department of Economics, University of Washington; consultant on economic and statistical matters (formerly Department Chairman and Director of the Institute for Economic Research)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBOLD
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Small Company Growth is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA 02105-1722
800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Small Company Growth. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty Small Company Growth Fund

                               GIVE ME LIBERTY.(R)

Liberty Funds believes in financial choice

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.


Liberty believes in professional advice

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.


Liberty Small Company Growth Fund  Semiannual Report, March 31, 2001

[LIBERTY FUNDS LOGO]                                                PRSRT STD
                                                                   U.S. POSTAGE
Liberty Funds Distributor, Inc. (c)2001                                 PAID
One Financial Center, Boston, MA 02111-2621, 800-426-3750          HOLLISTON, MA
www.libertyfunds.com                                               PERMIT NO. 20



                                                  711-03/438F-0301 (4/01) 01/878